Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 105.15%
ASSET-BACKED SECURITIES — 5.87%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
5.49% 12/27/44
1,2
$ 453,323 $ 445,926
AIG CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.96% 10/25/33
1,2
2,100,000 2,026,477
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
5.58% 01/17/31
1,2,3
1,750,000 1,687,623
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.22% 10/16/28
1,2,3
209,267 209,131
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.04% 01/20/28
1,2,3
865,773 860,153
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
4.94% 01/25/35
1,2
202,262 201,857
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
5.90% 02/25/35
2
580,230 576,980
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
5.50% 02/25/30
2
3,320 3,305
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
5.36% 10/27/36
2
942,123 929,580
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.49% 10/25/34
1,2,3
2,000,000 1,940,000
CIT Education Loan Trust,
Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
4.81% 03/25/42
1,2
160,231 149,647
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.28% 03/15/52
1,4
683,391 25,557
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
4.98% 04/15/29
1,2,3
$ 1,607,893 $ 1,588,518
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
263,344 253,785
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
5.81% 05/25/34
1,2
167,728 167,623
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
344,835 309,053
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
647,566 561,449
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
5.32% 07/15/27
1,2,3
10,780 10,738
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
5.28% 10/20/27
1,2,3
482,606 479,330
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
4.90% 06/25/31
2
474,059 448,851
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
5.01% 03/25/83
2
1,314,513 1,264,267
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
5.01% 03/25/83
2
1,173,429 1,116,928
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
5.89% 06/25/65
1,2
1,459,572 1,447,101
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
5.34% 11/25/48
1,2
1,370,000 1,334,864
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
5.24% 07/15/34
1,2,3
2,140,000 2,082,584

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.39% 10/20/34
1,2,3
$ 1,850,000 $ 1,792,280
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
5.24% 07/15/36
1,2,3
2,000,000 1,948,466
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 948,894
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
5.32% 04/20/34
1,2,3
1,875,000 1,819,777
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/15/32
1,2,3
2,100,000 2,016,000
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
5.78% 08/20/32
1,2,3
2,000,000 1,952,488
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
2,065,026 1,830,371
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
4.94% 08/15/31
2
91,432 83,629
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
6.37% 12/15/32
2
171,471 170,790
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
4.83% 07/25/39
2
120,585 111,975
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
4.52% 01/25/41
2
846,978 794,767
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/83
2
185,000 141,536
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 04/26/83
2
185,000 170,532
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 04/25/73
2
$ 185,000 $ 178,033
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/25/73
2
2,235,000 2,118,075
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
1,525,267 1,468,276
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
185,000 168,628
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
185,000 183,101
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/75
2
185,000 176,719
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
514,030 504,939
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/83
2
1,885,000 1,885,705
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
5.14% 01/25/45
1,2
2,220,981 2,118,846
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
5.59% 10/25/34
2
363,366 361,524
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
5.04% 05/26/26
2
503,552 462,783
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
421,403 423,275
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
500,000 461,812
Vantage Data Centers Issuer LLC,
Series 2018-2A, Class A2
4.20% 11/15/43
1
2,014,250 1,970,778

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,4
$ 1,958,614 $ 1,829,016
Total Asset-Backed Securities
(Cost $50,493,151) 48,214,342
BANK LOANS — 1.26%*
Automotive — 0.02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 04/30/26
2
169,042 166,225
Communications — 0.07%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 03/15/27
2
23,880 22,722
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.14% 02/01/27
2
96,992 94,859
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
97,985 87,819
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
2
400,395 326,129
(SOFR plus 3.25%)
8.57% 03/09/27
2
63,473 52,980
584,509
Consumer Discretionary — 0.03%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.84% - 8.63% 07/31/28
2,7
61,622 58,182
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.93% 01/24/29
2,3
88,915 79,962
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
84,714 81,337
219,481
Entertainment — 0.10%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57% 01/15/30
2
11,946 11,955
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
2
$ 255,687 $ 251,799
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
5.87% 08/01/27
2
621,483 598,078
861,832
Finance — 0.06%
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
130,192 121,913
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/23/28
2
99,250 94,496
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.73% 11/05/28
2
275,000 274,175
490,584
Food — 0.02%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% - 6.66% 08/03/25
2
151,919 151,690
Gaming — 0.05%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
60,108 57,269
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
7.17% 05/03/29
2
47,243 46,852
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.42% 04/13/29
2
317,654 314,137
418,258
Health Care — 0.11%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.63% 11/08/27
2
255,840 255,041
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
6.10% 01/15/25
2
52,744 52,656

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Bausch & Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.84% 05/10/27
2
$ 73,023 $ 69,658
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 11/15/27
2
92,556 89,702
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.19% 03/15/28
2
710 710
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/05/28
2
367,575 364,904
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
62,299 60,949
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
35,227 33,215
926,835
Industrials — 0.21%
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.67% 05/11/29
2
19,174 19,195
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.02% 07/01/26
2
896,675 891,174
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
363,875 355,044
II-VI, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 07/02/29
2
34,946 34,666
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
67,674 66,828
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
6.98% 05/30/25
2
289,045 286,451
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
6.98% 12/09/25
2
39,418 39,014
1,692,372
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0.27%
Arches Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/06/27
2
$ 52,343 $ 48,597
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,8
1,403 1,271
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
32,948 29,830
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/21/25
2
246,227 245,933
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
227,633 225,964
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32% - 7.58% 07/06/29
2
130,000 129,814
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27
2
198,481 186,820
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 05/02/29
2
41,396 38,887
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
6.92% 08/28/26
2
197,583 192,397
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.42% 09/12/29
2
530,000 522,161
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
2
41,268 40,407
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
6.50% 09/23/26
2
99,710 98,962
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.25%)
7.98% 08/31/28
2
22,356 21,552
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
41,291 39,350

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 10/07/27
2
$ 88,844 $ 85,957
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
228,817 194,151
Trans Union LLC,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
6.13% 11/16/26
2
142,536 140,767
2,242,820
Insurance — 0.05%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
247,455 232,807
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/23/26
2
60,660 54,228
Asurion, LLC,
Term Loan B4, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/20/29
2
32,925 25,787
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
7.53% 04/25/25
2
85,658 85,006
397,828
Retail — 0.19%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
2
42,088 41,976
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.09% 03/15/28
2
81,957 81,035
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.13% 03/01/27
2
988,069 949,341
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 08/03/28
2
470,250 455,555
1,527,907
Services — 0.08%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.17% - 8.38% 01/29/27
2
285,957 280,356
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.80% 06/22/29
2,9
$ 42,657 $ 41,786
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
96,027 92,564
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.17% 02/23/29
2
27,523 26,680
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(LIBOR plus 2.25%)
6.63% 12/01/28
2
58,305 57,831
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
187,150 166,682
665,899
Transportation — 0.00%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.11% 04/21/28
2
39,054 38,672
Total Bank Loans
(Cost $10,480,523) 10,384,912
CORPORATES — 32.56%*
Automotive — 0.10%
General Motors Co.
4.88% 10/02/23 845,000 842,626
Banking — 7.01%
Bank of America Corp.
1.73% 07/22/27
4
2,605,000 2,284,427
2.30% 07/21/32
4
1,420,000 1,094,257
2.57% 10/20/32
4
215,000 168,851
2.69% 04/22/32
4
250,000 200,352
3.37% 01/23/26
4
605,000 578,628
Bank of America Corp.
(GMTN)
3.59% 07/21/28
4
860,000 792,510
Bank of America Corp.
(MTN)
0.98% 09/25/25
4
374,000 345,254
1.92% 10/24/31
4
900,000 687,579
2.09% 06/14/29
4
2,355,000 1,982,270
2.46% 10/22/25
4
1,120,000 1,059,001
3.09% 10/01/25
4
93,000 89,158
3.97% 03/05/29
4
1,540,000 1,425,307
Bank of New York Mellon Corp. (The)
(MTN)
3.44% 02/07/28
4
2,110,000 1,984,086

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
$ 3,425,000 $ 2,731,293
2.88% 04/02/32
3,4
400,000 309,085
3.09% 05/14/32
1,3,4
750,000 521,389
3.87% 01/12/29
1,3,4
145,000 116,190
4.28% 01/09/28
1,3
1,715,000 1,433,273
9.02% 11/15/33
1,3,4
4,010,000 4,130,558
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
2,485,000 2,285,067
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
1,730,000 1,493,625
2.01% 09/22/28
3,4
2,425,000 2,026,580
2.21% 08/17/29
3,4
1,195,000 967,286
2.80% 05/24/32
3,4
435,000 336,570
2.87% 11/22/32
3,4
285,000 218,801
4.76% 06/09/28
3,4
1,240,000 1,175,303
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
1,795,000 1,677,385
JPMorgan Chase & Co.
0.97% 06/23/25
4
755,000 704,520
1.58% 04/22/27
4
1,035,000 911,755
3.96% 01/29/27
4
50,000 47,719
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
3,020,000 2,924,723
4.72% 08/11/26
3,4
1,365,000 1,335,126
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,760,000 1,616,293
1.34% 01/12/27
1,3,4
1,660,000 1,448,522
4.44% 06/21/33
1,3,4
265,000 230,724
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
385,000 376,257
4.52% 06/25/24
3,4
1,165,000 1,154,395
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
1,575,000 1,475,915
1.53% 08/21/26
3,4
155,000 136,680
1.67% 06/14/27
3,4
435,000 369,419
2.47% 01/11/28
3,4
1,245,000 1,065,883
4.80% 11/15/24
3,4
1,730,000 1,701,509
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 331,144
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
305,000 284,570
2.39% 06/02/28
4
9,400,000 8,310,511
3.53% 03/24/28
4
1,140,000 1,057,783
57,597,533
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 2.61%
AT&T, Inc.
2.55% 12/01/33 $ 2,512,000 $ 1,937,933
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 825,000 609,770
2.80% 04/01/31 1,825,000 1,423,394
Cox Communications, Inc.
2.60% 06/15/31
1
705,000 563,160
CSC Holdings LLC
4.50% 11/15/31
1
500,000 349,190
5.38% 02/01/28
1
275,000 222,153
6.50% 02/01/29
1
674,000 552,421
7.50% 04/01/28
1
90,000 61,398
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
1,007,000 119,581
Fox Corp.
3.50% 04/08/30 1,500,000 1,332,463
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 838,210
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
2,108,000 1,894,407
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,10,11
1,003,000 —
9.75% 07/15/25
†,1,3,5,6,10,11
585,000 —
Level 3 Financing, Inc.
3.88% 11/15/29
1
910,000 719,751
Netflix, Inc.
4.63% 05/15/29 720,000 757,124
Paramount Global
4.20% 05/19/32 500,000 409,574
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 577,072
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
1,500,000 1,490,203
Sprint LLC.
7.88% 09/15/23 65,000 66,052
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
660,938 653,460
5.15% 03/20/28
1
1,785,000 1,761,051
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
1,210,000 1,008,848
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 637,944
2.55% 02/15/31 740,000 606,315
3.75% 04/15/27 2,275,000 2,146,782
3.88% 04/15/30 800,000 726,528
21,464,784

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary — 1.61%
Anheuser-Busch InBev Worldwide, Inc.
4.38% 04/15/38 $ 725,000 $ 651,001
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,014,902
BAT Capital Corp.
2.73% 03/25/31 555,000 433,164
3.46% 09/06/29 1,570,000 1,352,735
3.56% 08/15/27 550,000 501,652
4.39% 08/15/37 830,000 648,033
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 292,772
Constellation Brands, Inc.
4.35% 05/09/27 95,000 92,639
4.65% 11/15/28 1,000,000 967,966
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 959,352
6.13% 07/27/27
1,3
385,000 383,358
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,508,067
Reynolds American, Inc.
5.70% 08/15/35 940,000 850,906
WarnerMedia Holdings, Inc.
4.28% 03/15/32
1
4,320,000 3,564,168
13,220,715
Electric — 1.95%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
1,625,000 1,404,794
Appalachian Power Co.,
Series H
5.95% 05/15/33 350,000 355,796
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 384,456
Duke Energy Corp.
2.65% 09/01/26 30,000 27,748
3.10% 06/15/28 1,030,000 1,029,206
4.30% 03/15/28 1,105,000 1,066,307
EVERSOURCE ENERGY
4.60% 07/01/27 1,295,000 1,279,246
Exelon Corp.
2.75% 03/15/27
1
1,325,000 1,218,361
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 745,869
ITC Holdings Corp.
4.95% 09/22/27
1
2,190,000 2,165,280
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 981,555
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 736,894
4.30% 01/15/29
1
550,000 516,619
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
4.63% 07/15/27 $ 2,160,000 $ 2,130,961
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,343,716
Tucson Electric Power Co.
3.85% 03/15/23 595,000 593,082
15,979,890
Energy — 1.25%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,104,476
Energy Transfer LP
3.45% 01/15/23 105,000 104,937
3.75% 05/15/30 315,000 278,693
4.00% 10/01/27 400,000 373,973
4.75% 01/15/26 130,000 126,833
4.95% 05/15/28 750,000 721,409
4.95% 06/15/28 55,000 53,288
5.50% 06/01/27 531,000 528,081
Energy Transfer Operating LP
5.25% 04/15/29 1,145,000 1,110,523
Occidental Petroleum Corp.
0.00% 10/10/36
12
444,000 227,102
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
300,000 228,120
6.35% 02/12/48
3
125,000 76,907
6.63% 06/15/35
3
1,650,000 1,200,841
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 525,000 457,502
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 354,500
4.95% 07/15/29
1
1,000,000 913,491
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
561,364 611,886
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 60,000 57,654
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
825,000 723,317
10,253,533
Finance — 6.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,790,579
3.00% 10/29/28
3
1,000,000 840,374
3.30% 01/30/32
3
285,000 222,837
Air Lease Corp.
2.25% 01/15/23 1,000,000 999,062
3.25% 03/01/25 820,000 778,372
3.25% 10/01/29 525,000 448,180
3.63% 12/01/27 355,000 321,855
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,558,000 1,247,597

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.88% 02/15/25
1,3
$ 1,160,000 $ 1,072,071
Capital One Financial Corp.
1.34% 12/06/24
4
2,090,000 2,002,187
Cboe Global Markets, Inc.
3.00% 03/16/32 820,000 686,020
Citigroup, Inc.
2.52% 11/03/32
4
3,285,000 2,555,829
2.56% 05/01/32
4
780,000 617,642
2.57% 06/03/31
4
285,000 231,134
3.52% 10/27/28
4
1,505,000 1,375,641
4.41% 03/31/31
4
985,000 906,812
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
405,000 365,862
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
1,293,217 1,249,961
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
840,000 804,981
1.22% 12/06/23 2,090,000 2,018,097
2.38% 07/21/32
4
1,020,000 791,682
2.64% 02/24/28
4
2,555,000 2,275,264
2.65% 10/21/32
4
3,160,000 2,502,918
3.75% 02/25/26 20,000 19,275
JPMorgan Chase & Co.
0.56% 02/16/25
4
910,000 858,692
1.05% 11/19/26
4
1,235,000 1,089,066
1.56% 12/10/25
4
2,280,000 2,112,174
1.76% 11/19/31
4
460,000 349,746
1.95% 02/04/32
4
430,000 329,910
2.60% 02/24/26
4
185,000 174,125
2.74% 10/15/30
4
3,055,000 2,568,402
2.95% 02/24/28
4
425,000 385,224
3.54% 05/01/28
4
900,000 829,552
Morgan Stanley
2.48% 09/16/36
4
620,000 452,637
2.63% 02/18/26
4
860,000 808,662
2.94% 01/21/33
4
1,570,000 1,274,159
2.95% 05/07/32
4
415,000 392,787
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
1,710,000 1,486,813
Morgan Stanley
(MTN)
1.16% 10/21/25
4
4,790,000 4,414,197
1.93% 04/28/32
4
340,000 256,100
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
700,000 617,215
3.77% 03/08/24
1,3,4
1,265,000 1,258,156
4.36% 08/01/24
1,3,4
1,085,000 1,071,057
ORIX Corp.
(Japan)
5.00% 09/13/27
3
3,040,000 3,037,883
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
$ 860,000 $ 857,942
5.50% 02/15/24
1,3
40,000 39,496
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23
3
1,273,509 1,251,283
Sandalwood 2013 LLC
2.90% 07/10/25 863,251 840,084
TIAA FSB Holdings, Inc.
5.75% 07/02/25 1,150,000 1,130,111
UBS Group AG
(Switzerland)
4.70% 08/05/27
1,3,4
1,000,000 968,286
54,977,991
Food — 0.46%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
1,435,000 1,190,885
5.75% 04/01/33
1,3
750,000 717,244
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
1,3
1,185,000 915,503
Kraft Heinz Foods Co.
5.00% 07/15/35 103,000 99,173
5.00% 06/04/42 245,000 222,715
Pilgrim's Pride Corp.
5.88% 09/30/27
1
65,000 63,813
Post Holdings, Inc.
5.75% 03/01/27
1
600,000 582,000
3,791,333
Gaming — 0.03%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
300,000 244,584
Health Care — 3.70%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,117,497
3.85% 06/15/24 1,342,000 1,322,051
Aetna, Inc.
2.80% 06/15/23 50,000 49,503
3.50% 11/15/24 1,250,000 1,215,118
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,108,221
Amgen, Inc.
3.00% 02/22/29 500,000 443,817
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
2,914,000 2,741,288
5.50% 08/15/25
1
1,100,000 1,088,497
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 987,206
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,419,999

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
3.36% 06/06/24 $ 589,000 $ 575,044
Centene Corp.
3.00% 10/15/30 2,000,000 1,644,009
4.25% 12/15/27 445,000 418,330
CommonSpirit Health
2.78% 10/01/30 1,650,000 1,358,533
CVS Health Corp.
3.25% 08/15/29 1,085,000 973,007
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,540,000 1,281,848
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
550,000 407,122
HCA, Inc.
4.13% 06/15/29 1,145,000 1,047,713
5.25% 04/15/25 865,000 860,723
5.88% 02/15/26 2,530,000 2,560,082
5.88% 02/01/29 1,000,000 1,001,220
7.05% 12/01/27 80,000 83,781
Humana, Inc.
3.85% 10/01/24 860,000 843,259
3.95% 03/15/27 885,000 849,700
5.88% 03/01/33 550,000 570,290
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
700,000 590,323
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
500,000 434,670
PerkinElmer, Inc.
0.85% 09/15/24 2,050,000 1,901,796
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30
3
675,000 527,933
30,422,580
Industrials — 1.27%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 1,850,151
Artera Services LLC
9.03% 12/04/25
1
227,000 190,486
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 614,974
Berry Global, Inc.
1.50% 01/15/27
1
690,000 658,789
1.65% 01/15/27 95,000 81,380
4.88% 07/15/26
1
1,055,000 1,018,128
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,244,498
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
100,000 79,305
Crane Holdings Co.
4.45% 12/15/23 1,130,000 1,120,754
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
$ 1,028,000 $ 998,613
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
1,115,000 921,828
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.88% 03/14/34
3
725,000 560,649
L3Harris Technologies, Inc.
3.85% 06/15/23 410,000 407,281
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
65,000 63,336
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
3
230,000 195,408
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 389,114
10,394,694
Information Technology — 0.79%
Apple, Inc.
3.25% 02/23/26 20,000 19,237
Broadcom, Inc.
2.60% 02/15/33
1
1,017,000 763,796
NCR Corp.
5.13% 04/15/29
1
300,000 251,232
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
250,000 252,500
Oracle Corp.
2.30% 03/25/28 1,000,000 867,865
2.88% 03/25/31 1,955,000 1,623,195
6.15% 11/09/29 1,855,000 1,929,514
VMware, Inc.
1.00% 08/15/24 815,000 758,446
6,465,785
Insurance — 1.50%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
90,000 81,284
Aon Corp.
4.50% 12/15/28 1,235,000 1,191,668
Athene Global Funding
1.99% 08/19/28
1
2,555,000 2,068,995
3.21% 03/08/27
1
530,000 473,160
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 265,000 230,087
Brown & Brown, Inc.
4.20% 03/17/32 1,330,000 1,154,634
Equitable Financial Life Global Funding
1.30% 07/12/26
1
1,190,000 1,031,409

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
3.30% 03/21/29
1
$ 1,200,000 $ 1,078,303
4.30% 08/25/29
1
1,535,000 1,458,882
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
1,212,000 1,209,152
New York Life Global Funding
3.00% 01/10/28
1
50,000 46,072
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,343,025
Willis North America, Inc.
4.65% 06/15/27 1,025,000 992,762
12,359,433
Materials — 0.26%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 840,717
2.30% 11/01/30
1
1,135,000 903,082
Valvoline, Inc.
3.63% 06/15/31
1
500,000 410,915
2,154,714
Real Estate Investment Trust (REIT) — 2.52%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
560,000 486,045
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
375,000 314,150
CubeSmart LP
2.25% 12/15/28 270,000 222,949
3.00% 02/15/30 220,000 183,611
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
1,185,000 925,772
Extra Space Storage LP
3.90% 04/01/29 1,650,000 1,483,711
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 30,000 26,288
5.38% 04/15/26 2,323,000 2,282,805
5.75% 06/01/28 1,465,000 1,443,024
Healthcare Reality Holdings LP
3.50% 08/01/26 225,000 209,317
Healthcare Realty Holdings LP
3.63% 01/15/28 911,000 809,401
3.88% 05/01/25 1,400,000 1,337,892
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 758,000 635,463
Hudson Pacific Properties LP
3.25% 01/15/30 25,000 19,138
4.65% 04/01/29 1,065,000 911,869
Invitation Homes Operating Partnership LP
2.00% 08/15/31 415,000 306,672
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kilroy Realty LP
4.25% 08/15/29 $ 721,000 $ 633,856
Life Storage LP
2.20% 10/15/30 1,000,000 779,358
Physicians Realty LP
3.95% 01/15/28 1,198,000 1,098,434
4.30% 03/15/27 300,000 283,555
Piedmont Operating Partnership LP
3.40% 06/01/23 1,210,000 1,198,613
Prologis Euro Finance LLC
0.50% 02/16/32 625,000 475,528
0.63% 09/10/31 150,000 117,786
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 380,000 336,061
Public Storage
0.50% 09/09/30 575,000 464,467
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
555,000 445,938
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
1,695,000 1,488,005
4.25% 12/01/26
1
540,000 504,706
4.50% 01/15/28
1
605,000 558,519
4.63% 06/15/25
1
60,000 57,569
Weyerhaeuser Co.
3.38% 03/09/33 810,000 679,288
20,719,790
Retail — 0.44%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
1,3
900,000 733,905
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,489,951
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
640,000 589,419
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
100,000 81,035
FirstCash, Inc.
5.63% 01/01/30
1
415,000 371,641
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 326,323
3,592,274
Services — 0.22%
Global Payments, Inc.
5.30% 08/15/29 1,240,000 1,204,790
Rent-A-Center, Inc.
6.38% 02/15/29
1
100,000 81,630
S&P Global, Inc.
2.70% 03/01/29

500,000 440,442

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
$ 100,000 $ 94,370
1,821,232
Transportation — 0.15%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
490,000 457,383
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 349,449 351,906
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 247,453 238,571
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 229,709 209,283
Union Pacific Corp.
2.80% 02/14/32 5,000 4,308
1,261,451
Total Corporates
(Cost $288,891,154) 267,564,942
MORTGAGE-BACKED — 24.33%**
Non-Agency Commercial Mortgage-Backed — 3.31%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
5.42% 05/15/36
1,2,3
1,688,000 1,642,607
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
1,095,000 990,870
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
5.37% 10/15/36
1,2
1,998,310 1,974,491
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 314,743
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
7.52% 03/15/35
1,2
1,550,000 1,478,613
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
805,000 698,701
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 575,223
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,057,527
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 935,319
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.06% 03/10/47
4
$ 17,944,547 $ 137,719
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR
3.65% 02/10/49 1,596,979 1,514,510
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class E
(LIBOR USD 1-Month plus 2.15%)
6.47% 05/15/36
1,2
1,825,000 1,768,668
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 610,412
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.70%)
6.06% 12/15/36
1,2,3
2,380,000 2,249,298
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 655,213
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
765,000 642,800
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.57% 05/15/48
4
21,098,796 227,070
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 644,777
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(3 month Euribor plus 0.75%)
2.55% 08/17/33
1,2,3
2,371,365 2,404,053
Last Mile Securities PE 2021 DAC,
Series 2021-1A, Class A1
(Ireland)
(3 month Euribor plus 0.90%)
2.70% 08/17/31
1,2,3
2,172,553 2,232,587
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 406,923
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 791,632
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,4
560,000 539,478
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
45,000 30,934
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.20% 02/15/48
4
31,904,717 627,417
27,151,585

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 7.42%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
5.41% 04/25/35
2
$ 2,437,321 $ 2,338,698
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/23)
7.48% 10/25/27 2,545 2,529
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
5.36% 12/25/34
2
332,064 302,240
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,608 3,523
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
4.28% 07/26/36
1,4
1,700,000 1,416,423
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
5.32% 01/25/35
2
1,723,163 1,669,972
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
4.57% 05/25/36
1,2
41,519 35,376
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
2,490,411 2,207,317
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
5.17% 01/25/36
2
1,657,999 1,638,288
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
5.51% 11/25/35
2
4,220,000 4,063,616
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34
4
52,948 47,134
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.65% 03/25/61
1,4
3,624,213 3,587,871
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,4
1,893,169 1,817,053
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 02/25/23)
3.38% 12/25/32 483,937 446,785
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 02/25/23)
3.02% 12/25/36 349,361 267,595
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.96% 04/25/37
2
99,601 68,603
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.96% 04/25/37
2
$ 1,183,516 $ 703,241
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
3.86% 09/25/34
4
40,448 36,529
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
6.33% 02/25/42
1,2
2,000,000 1,947,308
GCAT Trust,
Series 2021-NQM5, Class A1
1.26% 07/25/66
1,4
4,330,129 3,424,205
GSAA Home Equity Trust,
Series 2005-9, Class M2
(LIBOR USD 1-Month plus 0.75%)
5.14% 08/25/35
2
2,158,000 2,073,629
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.36% 08/25/34
4
8,476 8,394
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 2.00%)
5.39% 10/25/37
2
1,539,213 1,384,047
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.02% 11/25/35
2
138,418 134,838
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
5.25% 09/25/34
2
6,913 5,939
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
5.19% 11/25/34
2
20,235 17,410
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.89% 06/25/37
4
480,643 381,987
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 29,745 29,368
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 7,918 7,822
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 43,445 44,659
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
4.68% 07/25/36

902,903 897,942

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.28% 05/25/37
4
$ 103,097 $ 87,969
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.82% 01/25/34
4
23,209 22,149
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.62%)
5.01% 09/25/37
2
700,156 672,129
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
4,463 4,278
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
4.32% 10/25/32
4
16,404 15,392
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
4.75% 06/25/37
2
320,959 198,226
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.50%)
4.89% 06/25/37
2
593,123 463,319
Mid-State Capital Corp. Trust,
Series 2005-1, Class M2
7.08% 01/15/40 223,589 222,438
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 323,746 312,555
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
5.32% 07/25/34
2
114,628 107,896
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.04%)
5.42% 07/25/35
2
3,603,778 3,502,522
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
4.61% 04/25/37
2
1,131,612 1,123,471
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.06% 03/25/35
2
1,473,713 1,442,107
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
4.83% 02/25/36
2
281,241 280,400
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 02/25/36
2
341,282 332,847
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
5.05% 05/25/35
2
$ 21,645 $ 21,441
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/23)
2.95% 10/25/25
1
2,330,088 2,255,473
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 01/25/23)
2.49% 11/25/26
1
1,527,138 1,384,859
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 01/25/23)
1.79% 07/25/26
1
1,982,538 1,799,724
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/23)
5.56% 06/25/27
1
2,219,231 2,143,497
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
3.46% 10/25/35
1,4
1,123,118 1,062,746
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,413 13,262
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 6,351 5,446
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.34%)
5.07% 11/25/35
2
608 607
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.44% 12/25/34
4
11,587 9,760
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(LIBOR USD 1-Month plus 0.24%)
4.63% 01/25/47
2
4,673,246 4,206,980
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(LIBOR USD 1-Month plus 0.69%)
5.08% 12/25/35
2
4,500,000 3,978,350
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
3.62% 10/25/34
4
624,375 569,815
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
4.82% 04/19/35
2
339,203 306,530
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.57% 02/25/36
2
232,125 184,512
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
3.13% 05/25/36

1,786,142 982,684

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 01/25/23)
2.12% 04/25/51
1
$ 1,326,414 $ 1,179,118
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 01/25/23)
2.12% 03/27/51
1
750,319 683,888
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
5.95% 10/25/45
2
399,402 376,538
60,963,269
U.S. Agency Commercial Mortgage-Backed — 0.35%
Fannie Mae Pool AN2786
2.76% 09/01/36 47,249 38,586
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 838,437
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90% 07/25/29 2,039,744 1,995,289
2,872,312
U.S. Agency Mortgage-Backed — 13.25%
Fannie Mae Pool 253974
7.00% 08/01/31 698 713
Fannie Mae Pool 527247
7.00% 09/01/26 5 5
Fannie Mae Pool 545191
7.00% 09/01/31 415 425
Fannie Mae Pool 545646
7.00% 09/01/26 4 4
Fannie Mae Pool 549740
6.50% 10/01/27 1,215 1,247
Fannie Mae Pool 630599
7.00% 05/01/32 2,110 2,157
Fannie Mae Pool 655928
7.00% 08/01/32 1,479 1,569
Fannie Mae Pool 735207
7.00% 04/01/34 640 660
Fannie Mae Pool 735861
6.50% 09/01/33 31,919 32,444
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
2.76% 03/01/34
2
6,639 6,477
Fannie Mae Pool 776708
5.00% 05/01/34 64,316 65,742
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.56%)
3.81% 12/01/35
2
2,785 2,737
Fannie Mae Pool 889184
5.50% 09/01/36 50,477 52,114
Fannie Mae Pool 890221
5.50% 12/01/33 71,554 73,002
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
2.64% 05/01/37
2
$ 19,880 $ 19,514
Fannie Mae Pool AL0209
4.50% 05/01/41 197,951 196,218
Fannie Mae Pool CA1710
4.50% 05/01/48 8,373 8,202
Fannie Mae Pool CA1711
4.50% 05/01/48 582,220 570,313
Fannie Mae Pool CA2208
4.50% 08/01/48 7,504 7,350
Fannie Mae Pool FM2318
3.50% 09/01/49 951,930 883,874
Fannie Mae Pool FS1598
2.00% 04/01/52 3,139,322 2,555,535
Fannie Mae Pool FS2646
3.00% 06/01/52 3,518,090 3,094,062
Fannie Mae Pool MA1527
3.00% 08/01/33 13,353 12,534
Fannie Mae Pool MA1561
3.00% 09/01/33 749,778 706,211
Fannie Mae Pool MA1608
3.50% 10/01/33 645,398 618,569
Fannie Mae Pool MA3427
4.00% 07/01/33 6,583 6,469
Fannie Mae Pool MA3537
4.50% 12/01/48 516,156 505,601
Fannie Mae Pool MA3811
3.00% 10/01/49 428,150 375,626
Fannie Mae Pool MA4152
2.00% 10/01/40 2,456,740 2,072,646
Fannie Mae Pool MA4333
2.00% 05/01/41 681,442 574,751
Fannie Mae Pool MA4512
2.50% 01/01/52 2,177,262 1,849,642
Fannie Mae Pool MA4548
2.50% 02/01/52 2,645,076 2,240,742
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
5.51% 05/25/23
2
50 50
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 77,576 79,840
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
2,226 2,231
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
4.86% 07/25/37
2
31,784 31,426
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
1.66% 11/25/36
2
544,558 41,030

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 $ 3,453 $ 3,298
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 195,617 174,288
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 25,737 24,901
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 148,650 144,546
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
6,439,722 102,413
Freddie Mac Gold Pool A25162
5.50% 05/01/34 58,720 60,251
Freddie Mac Gold Pool A33262
5.50% 02/01/35 24,970 25,801
Freddie Mac Gold Pool A68781
5.50% 10/01/37 3,391 3,514
Freddie Mac Gold Pool C03813
3.50% 04/01/42 505,784 474,209
Freddie Mac Gold Pool G01548
7.50% 07/01/32 163,566 174,346
Freddie Mac Gold Pool G01644
5.50% 02/01/34 36,491 37,695
Freddie Mac Gold Pool G02366
6.50% 10/01/36 32,396 34,486
Freddie Mac Gold Pool G08844
5.00% 10/01/48 150,219 150,332
Freddie Mac Gold Pool G15897
2.50% 09/01/31 18,535 17,399
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,163,601 1,090,502
Freddie Mac Gold Pool G16524
3.50% 05/01/33 40,064 38,729
Freddie Mac Gold Pool G16756
3.50% 01/01/34 679,815 657,918
Freddie Mac Gold Pool G18581
2.50% 01/01/31 17,940 16,859
Freddie Mac Pool SD7503
3.50% 08/01/49 2,636,427 2,447,943
Freddie Mac Pool SD8199
2.00% 03/01/52 1,701,867 1,385,335
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
1,054 1,055
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 13,361 13,504
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.88% 06/15/38
2
$ 514,412 $ 40,646
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
2.29% 04/15/42
2
447,494 45,191
Ginnie Mae (TBA)
2.50% 01/20/53 3,900,000 3,378,958
Ginnie Mae I Pool 782810
4.50% 11/15/39 369,225 363,430
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
2
10,068 9,847
Ginnie Mae II Pool MA4454
5.00% 05/20/47 13,784 13,987
Ginnie Mae II Pool MA4511
4.00% 06/20/47 3,464 3,329
Ginnie Mae II Pool MA4588
4.50% 07/20/47 121,233 120,042
Ginnie Mae II Pool MA4589
5.00% 07/20/47 661,022 671,017
Ginnie Mae II Pool MA4838
4.00% 11/20/47 312,324 300,199
Ginnie Mae II Pool MA4901
4.00% 12/20/47 252,330 242,534
Ginnie Mae II Pool MA5399
4.50% 08/20/48 313,250 307,590
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,714 3,735
Ginnie Mae II Pool MA6030
3.50% 07/20/49 43,589 39,479
Ginnie Mae II Pool MA6080
3.00% 08/20/49 21,281 18,575
Ginnie Mae II Pool MA6209
3.00% 10/20/49 386,362 337,238
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
6.24% 11/26/23
2
1,485 1,484
UMBS (TBA)
2.50% 01/01/53 5,975,000 5,055,878
3.00% 01/01/53 6,575,000 5,767,623
3.50% 01/01/53 375,000 340,547
4.00% 01/01/53 3,825,000 3,586,597
4.50% 01/01/53 31,375,000 30,211,784
5.00% 01/01/53 34,775,000 34,265,610
108,896,376
Total Mortgage-Backed
(Cost $210,632,329) 199,883,542

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.92%*
California — 0.14%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 $ 795,000 $ 620,289
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 51,184
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 475,000 496,928
1,168,401
Florida — 0.06%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 256,379
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 214,472
470,851
Massachusetts — 0.23%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 2,000,000 1,913,831
Michigan — 0.08%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 669,776
New York — 0.40%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 206,348
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements
6.55% 11/15/31 25,000 25,453
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,479,133
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 482,475
New York State Dormitory Authority Revenue Bonds, Transit
Improvements, Series F
3.03% 02/15/33 1,245,000 1,014,561
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 70,816
3,278,786
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Pennsylvania — 0.01%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 $ 40,000 $ 36,249
Total Municipal Bonds
(Cost $8,563,222) 7,537,894
U.S. TREASURY SECURITIES — 40.21%
U.S. Treasury Bonds — 0.16%
U.S. Treasury Bonds
4.00% 11/15/52 305,000 306,763
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.63% 07/15/32
13
1,146,643 1,050,400
1,357,163
U.S. Treasury Notes — 40.05%
U.S. Treasury Notes
3.88% 11/30/27 77,560,000 77,139,896
3.88% 12/31/27 108,655,000 108,035,632
4.00% 12/15/25 27,950,000 27,775,312
4.13% 10/31/27 3,721,000 3,735,390
4.13% 11/15/32 34,500,000 35,192,695
4.25% 12/31/24 16,455,000 16,401,323
4.50% 11/30/24 60,805,000 60,816,939
329,097,187
Total U.S. Treasury Securities
(Cost $332,039,208) 330,454,350
Total Bonds — 105.15%
(Cost $901,099,587)
864,039,982
Issues Shares Value
COMMON STOCK — 0.05%
Communications — 0.05%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 15,249 369,026
Electric — 0.00%
Homer City Holdings LLC
†,5,6
8,014 —
Total Common Stock
(Cost $968,242) 369,026
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 1,596 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 1,596 —
—
Total Rights
(Cost $–) —

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13.73%
Money Market Funds — 11.64%
Dreyfus Government Cash Management Fund
4.19%
14
40,127,000 $ 40,127,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
14,15
777,206 777,206
JPMorgan U.S. Government Money Market Fund
4.08%
14
16,179,000 16,179,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
14
38,548,000 38,548,000
95,631,206
U.S. Treasury Bills — 2.09%
U.S. Treasury Bills
4.53%
16
05/18/23 $ 15,000,000 14,747,723
4.56%
16
05/25/23 2,500,000 2,455,897
17,203,620
Total Short-Term Investments
(Cost $112,837,066) 112,834,826
Total Investments - 118.93%
(Cost $1,014,904,895) 977,243,834
Net unrealized appreciation on unfunded commitments
- 0.00% 267
Liabilities in Excess of Other Assets - (18.93)% (155,519,913)
Net Assets - 100.00% $ 821,724,188
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,811,283, which is 0.34% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $10,146, at an interest rate of 8.32% and a maturity of July 31, 2028. The investment is accruing an unused commitment fee of
4.51% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $3,811, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
8.00% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $19,286, at an interest rate of 8.80% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Zero coupon bond. The rate shown is the effective yield as of December 31, 2022.
13
Inflation protected security. Principal amount reflects original security face amount.
14
Represents the current yield as of December 31, 2022.
15
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $777,206.
16
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 580,000 USD 574,972 Goldman Sachs International 01/13/23 $ 44,643
EUR 338,000 USD 331,626 Barclays Bank PLC 01/13/23 29,461
74,104
USD 1,090,180 EUR 1,085,000 Goldman Sachs International 01/13/23 (68,929)
USD 11,772,093 EUR 11,847,000 Bank of America N.A. 01/13/23 (884,096)
USD 398,471 EUR 385,000 Barclays Bank PLC 01/13/23 (12,825)
USD 484,364 GBP 423,000 Citibank N.A. 01/13/23 (24,664)
(990,514)
NET UNREALIZED DEPRECIATION $ (916,410)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,174 03/31/23 $ 240,761,720 $ 263,345 $ 263,345
U.S. Treasury Ten-Year Ultra Bond 86 03/22/23 10,172,188 (44,647) (44,647)
U.S. Treasury Five-Year Note 79 03/31/23 8,526,445 (5,627) (5,627)
259,460,353 213,071 213,071
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 70 03/22/23 (9,401,875) (19,655) (19,655)
Euro-Bobl Future 34 03/08/23 (4,200,162) 124,046 124,046
Euro-Bund Future 24 03/08/23 (3,404,869) 202,569 202,569
(17,006,906) 306,960 306,960
TOTAL FUTURES CONTRACTS $ 242,453,447 $ 520,031 $ 520,031

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
19 / December 2022
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Citigroup Global
Markets, Inc. 06/20/23 $ 2,070 $ 40,810 $ 31,474 $ 9,336
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 1,155 37,707 34,149 3,558
TOTAL $ 78,517 $ 65,623 $ 12,894
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 20
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
21 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 95,631,206 $ — $ — $ 95,631,206
U.S. Treasury Bills 17,203,620 — — 17,203,620
Long-Term Investments:
Asset-Backed Securities — 46,383,971 1,830,371 48,214,342
Bank Loans — 10,384,912 — 10,384,912
Common Stock — — 369,026 369,026
Corporates — 266,953,056 611,886 267,564,942
Mortgage-Backed Securities — 199,883,542 — 199,883,542
Municipal Bonds — 7,537,894 — 7,537,894
Rights — — — —
U.S. Treasury Securities 329,403,950 1,050,400 — 330,454,350
Other Financial Instruments
*
Assets:
Credit contracts — 37,707 40,810 78,517
Foreign currency exchange contracts — 74,104 — 74,104
Interest rate contracts 589,960 — — 589,960
Liabilities:
Foreign currency exchange contracts — (990,514) — (990,514)
Interest rate contracts (69,929) — — (69,929)
Total $ 442,758,807 $ 531,315,072 $ 2,852,093 $ 976,925,972
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 22
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Intermediate Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
Balance as of
April 1, 2022 $ 2,041,174 $ 457,470 $ 522,068 $ 98,067
Accrued discounts/premiums — — — (51,894)
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* (112,995) (88,444) 89,818 (6,225)
Purchases — — — 862
Sales (97,808) — — —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2022
$ 1,830,371 $ 369,026 $ 611,886 $ 40,810
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(117,846) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,830,371 Broker Quote Offered Quote $88.64 $88.64 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $369,026 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $611,886 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Credit Default Swaps $40,810 Broker Quote Offered Quote $1.78 $1.78 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
INTERMEDIATE BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan B, 1st Lien July 2028 $ 10,146 $ (123)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 3,811 (82)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan B, 1st Lien June 2029 19,286 472
Total Unfunded Commitments $ 33,243 $ 267